Assets under management (Details) (CHF) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	158.6	160.3
Assets with discretionary mandates	270.5	255.4
Other assets under management	948.2	866.7
Assets under management (including double counting)	1,377.3	1,282.4
of which double counting	47.4	47.0
Net new assets (CHF billion)
Total net new assets including double counting	28.2	32.1
Discontinued operations
Assets under management [Line Items]
Assets under management (including double counting)	0	29.0
Net new assets (CHF billion)
Total net new assets including double counting	(2.0)	(4.0)